SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 3,439,000	$ 1,074,000
Increase in valuation reserve	611,000	2,365,000
Deferred tax asset, ending	4,050,000	3,439,000
Valuation allowance	(4,050,000)	(3,439,000)
Net deferred tax assets